Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Unaudited Interim Condensed Consolidated Statements of Comprehensive Income
Net Income	$ 6,253	$ 39,237
Other comprehensive loss, net of tax
Other comprehensive loss net, of tax	0	0
Comprehensive Income	$ 6,253	$ 39,237